Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Weighted Average Remaining Lease term and Discount rates

The following table presents the weighted average remaining lease term and weighted average discount rates related to our operating leases as of December 31, 2019:

Cash paid in 2019 related to operating leases (in thousands)	$700
Weighted average remaining lease term (in years)	2.9
Weighted average discount rate	11.0%

Schedule of Future Minimum Operating Lease Payments

Approximate annual future minimum operating lease payments as of March 31, 2020 are as follows (in thousands):

Year	Operating Leases
2020	$765
2021	1,044
2022	661
2023	187

Total minimum lease payments:	2,657
Less: imputed interest	(363)

Total operating lease liabilities	2,294

Approximate annual future minimum operating lease payments as of December 31, 2019 are as follows (in thousands):

Year-ending December 31,	Payment Amount
2020	$1,015
2021	1,044
2022	661
2023	187

Total minimum lease payments:	2,907
Less: imputed interest	(431)

Total operating lease liabilities	2,476
Less: current portion	781

Lease liability, net of current portion	$1,695